JOINT VENTURES AND ASSOCIATES	9 Months Ended
Mar. 31, 2025
JOINT VENTURES AND ASSOCIATES
JOINT VENTURES AND ASSOCIATES

11.   JOINT VENTURES AND ASSOCIATES

	03/31/2025	06/30/2024
Assets
Synertech Industrias S.A.	39,084,226	39,749,851
Alfalfa Technologies S.R.L.	36,502	36,502
	39,120,728	39,786,353

	03/31/2025	06/30/2024
Liabilities
Trigall Genetics S.A.	800,596	296,455
	800,596	296,455

Changes in joint ventures investments and affiliates:

	03/31/2025	03/31/2024
As of the beginning of the period	39,489,898	38,673,987
Share-based incentives	—	65,470
Sale of equity investment - Moolec Science S.A.	—	(900,000)
Foreign currency translation	—	(239)
Share of profit or loss	(1,169,766)	4,467,103
As of the end of the period	38,320,132	42,306,321

Share of profit or loss of joint ventures and affiliates:

	Three-month period ended		Nine-month period ended
	03/31/2025	03/31/2024	03/31/2025	03/31/2024
Trigall Genetics S.A.	(51,327)	124,517	(504,141)	631,357
Synertech Industrias S.A.	(892,276)	736,958	(665,625)	3,915,797
Moolec Science S.A.	—	44,661	—	(80,051)
	(943,603)	906,136	(1,169,766)	4,467,103